Subsequent Events	6 Months Ended	12 Months Ended
	Jul. 14, 2014	Dec. 30, 2013
Subsequent Events [Abstract]
Subsequent Events
Subsequent events
On August 19, 2014, we completed a follow-on offering of 5,175,000 shares of common stock at a public offering price of $30.25 per share, which included 675,000 shares sold to the underwriters pursuant to their over-allotment option. All of the shares in the offering were offered by selling stockholders, except for 94,100 shares offered by us, the proceeds of which were used to repurchase the same number of shares from certain of our officers at the public offering price per share. We did not receive proceeds from the sale of shares of common stock by the selling stockholders. The repurchased shares were constructively retired as we do not intend to reissue the shares within a reasonable period of time.
On November 10, 2014, we purchased from our Louisiana franchisee three franchise restaurants in Louisiana, two restaurants under development, and area development rights in Louisiana. The purchase price for the acquisition was $8.0 million, subject to certain purchase price adjustments.

Subsequent Events
On January 31, 2014, we signed the Fifth Amendment to the Credit Facility. Under the Fifth Amendment to the Credit Facility, the consolidated leverage ratio, which we are required to satisfy, was raised to less than (1) 5.85 to 1.00 through to the last day of the second fiscal quarter of 2014, (2) 5.80 to 1.00 through to the third fiscal quarter of 2014, (3) 5.75 to 1.00 for the period commencing the first day of the fourth fiscal quarter of 2014 to the last day of the fourth quarter of 2015, and (4) 5.50 to 1.00 thereafter. The applicable multiple for determining the maximum loan balance under the line of credit was also increased to (a) 4.25 for the period through to the second to last day of the third fiscal quarter of 2014, (b) 4.15 for the period commencing on the last day of the third fiscal quarter of 2014 through to the second to last day of the fourth fiscal quarter of 2014, (c) 4.00 for the period commencing on the last day of the fourth fiscal quarter of 2014 through to the second to last day of the first fiscal quarter of 2016, and (d) 3.75 thereafter. During January and February 2014, we had draws of $5.9 million from our line of credit to fund capital projects. As of March 7, 2014, we had $46.8 million outstanding under our $65.0 million Credit Facility, including $38.0 million under the term loan and $8.8 million under the line of credit, and $1.0 million of additional available borrowing capacity at such date.
On January 8, 2014, we purchased two franchise restaurants in Mobile, Alabama and Destin, Florida from one of our franchisees which will allow for us to expand our Company-owned operations to these markets. The purchase price for the acquisition was $1.2 million subject to purchase price adjustments.